United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	555 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	August 8, 2002

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	83

Form 13F Information Table Value Total:	$94,860,000


List of Other Included Managers:


                                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp.                     COM              001957109      597    55770 SH       SOLE                    55770
Ace Limited                    COM              G0070K103     1531    48450 SH       SOLE                    48450
Alliance Capital Management LP COM              018548107      527    15400 SH       SOLE                    15400
Amerada Hess                   COM              023551104      431     5226 SH       SOLE                     5226
American Express               COM              025816109      915    25200 SH       SOLE                    25200
American International Group I COM              026874107      635     9307 SH       SOLE                     9307
BP PLC                         COM              055622104     1702    33710 SH       SOLE                    33710
Bank of New York Co.           COM              064057102      742    22000 SH       SOLE                    22000
BellSouth Corp.                COM              079860102      345    10956 SH       SOLE                    10956
Berkshire Hathaway Inc. Cl B   COM              084670207      739      331 SH       SOLE                      331
Bristol-Myers Squibb           COM              110122108     1275    49600 SH       SOLE                    49600
Broadwing Inc.                 COM              111620100       53    20548 SH       SOLE                    20548
Cablevision NY Group           COM              12686c109      324    34200 SH       SOLE                    34200
Cabot Corp.                    COM              127055101      394    13750 SH       SOLE                    13750
Cardinal Health                COM              14149Y108      348     5661 SH       SOLE                     5661
Catalina Marketing             COM              148867104     1115    39500 SH       SOLE                    39500
Catellus Development Corp.     COM              149111106      447    21900 SH       SOLE                    21900
Cendant Corp.                  COM              151313103     2925   184200 SH       SOLE                   184200
Charles Schwab Corp.           COM              808513105     8072   720683 SH       SOLE                   720683
ChevronTexaco Corp.            COM              166751107     1062    12000 SH       SOLE                    12000
CitiGroup Inc.                 COM              172967101     5729   147838 SH       SOLE                   147838
Coca Cola Co.                  COM              191216100      549     9800 SH       SOLE                     9800
Colgate-Palmolive Inc.         COM              194162103      350     7000 SH       SOLE                     7000
Comcast Corp.                  COM              200300200      515    21600 SH       SOLE                    21600
Commerce Bancorp Inc. NJ       COM              200519106      619    14000 SH       SOLE                    14000
Conoco Inc.                    COM              208251405      534    19195 SH       SOLE                    19195
Crescent Real Estate Equities  COM              225756105      518    27700 SH       SOLE                    27700
Duke Energy Corp.              COM              264399106      511    16434 SH       SOLE                    16434
Duke Realty Corp.              COM              264411505      507    17506 SH       SOLE                    17506
Eastgroup Properties           COM              277276101      378    14750 SH       SOLE                    14750
Exxon Mobil Corporation        COM              30231G102     2336    57090 SH       SOLE                    57090
FPL Group Inc.                 COM              302571104      300     5000 SH       SOLE                     5000
First Nat'l Bank Nebraska      COM              335720108     3470     1000 SH       SOLE                     1000
Freddie Mac                    COM              313400301      251     4100 SH       SOLE                     4100
GATX Corp.                     COM              361448103      488    16225 SH       SOLE                    16225
General Electric               COM              369604103     4359   150058 SH       SOLE                   150058
HSBC Hldg Plc Spnd ADR New     COM              404280406     1379    23700 SH       SOLE                    23700
Hollinger International        COM              435569108      656    54650 SH       SOLE                    54650
Honeywell Intl.                COM              438506107      846    24000 SH       SOLE                    24000
Host Marriott Corp. New Com.   COM              44107P104      125    11043 SH       SOLE                    11043
Household International        COM              441815107      504    10150 SH       SOLE                    10150
International Paper            COM              460146103      523    12000 SH       SOLE                    12000
Intl. Business Machines        COM              459200101     1277    17738 SH       SOLE                    17738
Johnson & Johnson              COM              478160104     9651   184680 SH       SOLE                   184680
Kerr-McGee Corp.               COM              492386107      232     4325 SH       SOLE                     4325
Keyspan Corporation            COM              49337k106      226     6000 SH       SOLE                     6000
Kinder Morgan Energy Partners  COM              494550106      451    14350 SH       SOLE                    14350
LNR Property Corp.             COM              501940100      215     6225 SH       SOLE                     6225
Level 3 Communications         COM              52729N100       90    30500 SH       SOLE                    30500
Liberty Media Corp. Series A   COM              530718105     2190   219022 SH       SOLE                   219022
Loral Space & Commun. Ltd      COM              G56462107       46    46600 SH       SOLE                    46600
Marriott Intl Inc. CL A        COM              571903202      951    25000 SH       SOLE                    25000
McDonald's Corp.               COM              580135101      357    12550 SH       SOLE                    12550
Mellon Bank Corp.              COM              585509102      201     6400 SH       SOLE                     6400
Merck & Co.                    COM              589331107     8234   162595 SH       SOLE                   162595
Molex Inc. Cl A                COM              608554200      209     7627 SH       SOLE                     7627
National Australia Bank        COM              632525408      457     4600 SH       SOLE                     4600
National Commerce Financial Co COM              63545P104      394    15000 SH       SOLE                    15000
News Corporation, Ltd., Prefer COM              652487802      960    48600 SH       SOLE                    48600
Northern Border Partners       COM              664785102     1410    39400 SH       SOLE                    39400
Royal Dutch Petroleum          COM              780257804     1255    22699 SH       SOLE                    22699
SBC Communications             COM              78387g103     1329    43566 SH       SOLE                    43566
Sun Microsystems Inc.          COM              866810104       81    16200 SH       SOLE                    16200
Suncor Energy Inc.             COM              867229106      214    12000 SH       SOLE                    12000
Texas Instruments Inc.         COM              882508104     1161    49000 SH       SOLE                    49000
U.S. Bancorp                   COM              902973304     1834    78545 SH       SOLE                    78545
United Dominion Realty         COM              910197102      160    10150 SH       SOLE                    10150
UnitedGlobalCom, Inc.          COM              913247508      158    57525 SH       SOLE                    57525
Unitil Corp.                   COM              913259107      568    19000 SH       SOLE                    19000
Verizon Communications         COM              92343V104      281     6990 SH       SOLE                     6990
Viacom Inc CL B                COM              925524308      421     9484 SH       SOLE                     9484
Vodafone Group PLC ADR F       COM              92857T107      227    16600 SH       SOLE                    16600
W P Carey Diversified          COM              92930Y107     1332    59200 SH       SOLE                    59200
Walt Disney Co.                COM              254687106      627    33200 SH       SOLE                    33200
Waste Management, Inc.         COM              94106L109     1096    42075 SH       SOLE                    42075
Wells Fargo & Co.              COM              949746101     2428    48500 SH       SOLE                    48500
Wellsford Real Properties Inc. COM              950240101      333    16100 SH       SOLE                    16100
Williams Cos Inc.              COM              969457100      157    26150 SH       SOLE                    26150
Williams Energy Ptnrs LP       COM              969491109     1077    32150 SH       SOLE                    32150
WorldCom Inc.                  COM              98157D106        7    29900 SH       SOLE                    29900
Wyeth                          COM              026609107     1147    22400 SH       SOLE                    22400
XL Capital Ltd.                COM              G98255105     1502    17739 SH       SOLE                    17739
Partner Re Ltd. 7.9% Series T  PRD              70212C209      287    11400 SH       SOLE                    11400
REPORT SUMMARY		       83 DATA RECORDS	             94860           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED